Financial instruments related to commodity contracts - Markets related risks (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gas & Power activities | Gas & Power
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	2 years
Confidence level (as a percent)	97.50%	97.50%	97.50%
Value at risk	$ 77	$ 54	$ 92
Gas & Power activities | Gas & Power | Maximum
Market related risk
Value at risk	139	111	119
Gas & Power activities | Gas & Power | Minimum
Market related risk
Value at risk	19	16	15
Gas & Power activities | Gas & Power | Average
Market related risk
Value at risk	$ 54	$ 54	$ 53
Crude oil, petroleum products and freight rates activities | Trading & Shipping
Market related risk
Period of possible future changes in market values	1 day
Historical period analysed in value-at-risk models	400 days
Confidence level (as a percent)	97.50%	97.50%	97.50%
Period to exceed value-at-risk loss measure if exposure is unchanged	40 days
Value at risk	$ 16	$ 28	$ 27
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Maximum
Market related risk
Value at risk	53	74	48
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Minimum
Market related risk
Value at risk	8	17	9
Crude oil, petroleum products and freight rates activities | Trading & Shipping | Average
Market related risk
Value at risk	$ 24	$ 37	$ 22